Cost of Sales	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Cost of Sales
2.	COST OF SALES
	Salaries and wages	(352.5)	(334.8)	(392.8)
	Consumable stores	(267.4)	(270.4)	(280.0)
	Utilities	(121.3)	(131.5)	(148.3)
	Mine contractors	(575.3)	(511.0)	(365.3)
	Other	(238.1)	(218.8)	(204.4)

	Cost of sales before gold inventory change and amortisation and depreciation	(1,554.6)	(1,466.5)	(1,390.8)
	Gold inventory change	65.5	43.0	16.2

	Cost of sales before amortisation and depreciation	(1,489.1)	(1,423.5)	(1,374.6)
	Amortisation and depreciation	(661.3)	(610.0)	(668.4)

	Total cost of sales	(2,150.4)	(2,033.5)	(2,043.0)